Financial Instruments (Details) - Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Assets	$ 105,048	$ 124,545
Liabilities	(79,476)	(99,371)
+10% Impact to profit or loss before tax	(2,325)	(2,289)	$ 2,262
-10% Impact to profit or loss before tax	2,841	2,797	(2,764)
Reales [Member]
Financial Instruments (Details) - Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Assets	25,479	7,002
Liabilities	(9,962)	(9,125)
+10% Impact to profit or loss before tax	(1,411)	193	52
-10% Impact to profit or loss before tax	1,724	(236)	(64)
Quetzales [Member]
Financial Instruments (Details) - Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Assets		1,946
Liabilities		(4,115)
+10% Impact to profit or loss before tax		197	(8)
-10% Impact to profit or loss before tax		(241)	10
Soles [Member]
Financial Instruments (Details) - Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Assets	14,667	7,024
Liabilities	(8,905)
+10% Impact to profit or loss before tax	(524)	(639)	301
-10% Impact to profit or loss before tax	640	781	(368)
Dominican Peso [Member]
Financial Instruments (Details) - Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Assets	1,064	809
Liabilities	(3,563)	(2,869)
+10% Impact to profit or loss before tax	227	187	207
-10% Impact to profit or loss before tax	(278)	(229)	(253)
Colones [Member]
Financial Instruments (Details) - Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Assets	1,346	1,270
Liabilities	(2,814)	(2,371)
+10% Impact to profit or loss before tax	133	100	107
-10% Impact to profit or loss before tax	$ (163)	$ (122)	$ (131)